EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Declared Dividends (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($) installment $ / shares shares	Dec. 31, 2018 COP ($) installment $ / shares shares	Dec. 31, 2017 COP ($) installment $ / shares shares	Dec. 31, 2016 COP ($) installment $ / shares shares
Disclosure of controlling interest equity [Abstract]
Net income for the periods ended in | $	$ 3,031,238	$ 2,887,749	$ 2,001,178	$ 1,053,594
Cash dividends declared information	At the General Meeting of Shareholders that took place on March 30, 2020, it was declared a dividend of 5.00 per month for the preferred and common shares, during period of twelve-month between April, 2020 and March 2021	In the general assembly held in March 2019, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2019 to March 2020.	In the general assembly held in March 2018, 48.00 pesos per share payable in twelve installments of 4.00 pesos per share, from April 2018 to March 2019.	In the general assembly held in March 2017, 58.80 pesos per share payable in twelve installments of 4.90 pesos per share, from April 2017 to March 2018.
Cash dividends declared | $ / shares	$ 60	$ 60.00	$ 48.00	$ 58.80
Number of installments dividends payable | installment	12	12	12	12
Cash dividend declared, per installment | $ / shares	$ 5.00	$ 5.00	$ 4.00	$ 4.90
Number of shares outstanding | shares	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159
Total dividends declared | $	$ 1,336,861	$ 1,336,861	$ 1,069,489	$ 1,310,124